INCOME TAXES - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended
	Mar. 16, 2007	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] USD ($)	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2011 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2010 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2012 Hong Kong Subsidiary [Member]	Dec. 31, 2012 Huainan Huacheng [Member]	Feb. 29, 2012 Huainan Huacheng [Member]	Dec. 31, 2012 Beijing Ninetowns Ports [Member]	Dec. 31, 2011 Beijing Ninetowns Ports [Member]	Dec. 31, 2010 Beijing Ninetowns Ports [Member]	Dec. 31, 2012 Guangdong Nine towns [Member]	Dec. 31, 2011 Guangdong Nine towns [Member]	Dec. 31, 2010 Guangdong Nine towns [Member]
Income Tax [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Favorable tax rate for New and High Technology Enterprise	15.00%													15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Transitional period	5 years
Duration of favorable tax rate qualified		3 years	3 years
Granted preferential income tax rate, 2011		0.00%	0.00%
Granted preferential income tax rate, 2012		25.00%	25.00%
Favourable income tax rate for Huaixiang Modern Agriculture		25.00%	25.00%									25.00%
Deemed income percentage of Huaixiang Modern Agriculture's annual total income		4.00%	4.00%
Additional provision for income taxes						$ 103	640	374	838
Estimated change in basic net income per share		$ 0.29	1.81	0.09	0.34		1.80	0.08	0.32
Estimated change in diluted net income per share		$ 0.27	1.67	0.09	0.33		1.65	0.08	0.32
Operating loss carry forwards		7,108	44,285
Operating loss carry forwards expiration Date		31-Dec-2017	31-Dec-2017
Withholding tax						10.00%	10.00%				5.00%
Equity percentage owned by residents										25.00%			90.00%
Aggregate undistributed earnings		$ 89,013	554,561	553,727
Significant change period of reporting date to uncertain tax positions		12 months	12 months